OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Results by segment
Specified items included in the segment profitability measure are as follows:

			Defense
	Civil Aviation		and Security			Total
	2025	2024	2025	2024	2025	2024
External revenue	$2,709.3	$2,435.8	$1,998.6	$1,847.0	$4,707.9	$4,282.8
Depreciation and amortization	312.4	272.0	102.3	96.7	414.7	368.7
Share of after-tax profit of equity accounted investees	68.3	60.8	20.0	11.4	88.3	72.2
Gross profit	883.6	867.8	416.5	286.7	1,300.1	1,154.5
Operating income (loss)	605.3	442.0	123.9	(627.4)	729.2	(185.4)
Adjusted segment operating income	581.5	548.9	150.5	0.8	732.0	549.7

Reconciliation of adjusted segment operating income is as follows:

			Defense
	Civil Aviation		and Security			Total
	2025	2024	2025	2024	2025	2024
Operating income (loss)	$605.3	$442.0	$123.9	$(627.4)	$729.2	$(185.4)
Restructuring, integration and acquisition costs (Note 6)	37.8	106.9	18.7	24.5	56.5	131.4
Impairments and other gains and losses arising from
significant strategic transactions or specific events:
Gain on fair value remeasurement of SIMCOM (Note 7)	(72.6)	—	—	—	(72.6)	—
Shareholder matters	6.3	—	4.3	—	10.6	—
Executive management transition costs	4.7	—	3.6	—	8.3	—
Impairment of goodwill (Note 15)	—	—	—	568.0	—	568.0
Impairment of technology and other non-financial assets (Note 5)	—	—	—	35.7	—	35.7
Adjusted segment operating income	$581.5	$548.9	$150.5	$0.8	$732.0	$549.7

Capital expenditures by segment, which consist of property, plant and equipment expenditures and intangible assets expenditures (excluding those acquired in business combinations), are as follows:

	2025	2024
Civil Aviation	$296.3	$335.3
Defense and Security	147.8	128.7
Discontinued operations (Note 3)	—	13.7
Total capital expenditures	$444.1	$477.7
Assets and liabilities employed by segment are reconciled to total assets and liabilities as follows:

	2025	2024
Assets employed
Civil Aviation	$7,263.4	$6,131.8
Defense and Security	3,000.6	2,869.3
Assets not included in assets employed by segment	949.8	833.0
Total assets	$11,213.8	$9,834.1
Liabilities employed
Civil Aviation	$1,369.1	$1,260.1
Defense and Security	1,009.3	828.1
Liabilities not included in liabilities employed by segment	3,859.4	3,443.3
Total liabilities	$6,237.8	$5,531.5

Products and services information
The Company's revenue from external customers for its products and services are as follows:

			Defense
	Civil Aviation		and Security			Total
	2025	2024	2025	2024	2025	2024
Products	$963.7	$786.6	$907.7	$708.7	$1,871.4	$1,495.3
Training, software and services	1,745.6	1,649.2	1,090.9	1,138.3	2,836.5	2,787.5
Total external revenue	$2,709.3	$2,435.8	$1,998.6	$1,847.0	$4,707.9	$4,282.8

Geographic information
The Company markets its products and services globally. Revenues are attributed to geographical regions based on the location of customers. Non-current assets other than financial instruments and deferred tax assets are attributed to geographical regions based on the location of the assets, excluding goodwill. Goodwill is presented by geographical regions based on the Company’s allocation of the related purchase price.

	2025	2024
External revenue
Canada	$474.2	$460.7
United States	2,241.8	2,076.3
United Kingdom	281.6	271.1
Rest of Americas	133.0	98.8
Europe	663.6	645.1
Asia	759.9	566.1
Oceania and Africa	153.8	164.7
	$4,707.9	$4,282.8

	2025	2024
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets
Canada	$1,541.7	$1,527.7
United States	4,534.7	3,623.5
United Kingdom	399.0	360.5
Rest of Americas	221.8	201.9
Europe	1,162.3	985.5
Asia	610.8	532.0
Oceania and Africa	188.2	108.9
	$8,658.5	$7,340.0